Summary of Significant Accounting Policies - Ordinary Shares Subject to Possible Redemption (Details) - shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Shares subject to possible redemption	55,152,673	56,966,114	0